Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
1
Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.33%
Communication Services - 6.19%
Discovery, Inc., Class A
*+ 63,700 $ 1,386,749
DISH Network Corp.,
Class A
* 52,000 1,509,560
Netflix, Inc.
* 6,000 3,000,180
Sirius XM Holdings, Inc.
+ 244,300 1,309,448
Zynga, Inc., Class A
* 220,000 2,006,400
9,212,337
Consumer Discretionary - 13.99%
Amazon.com, Inc.
* 500 1,574,365
Chegg , Inc.
* 22,500 1,607,400
Dollar General Corp.
9,000 1,886,580
Domino's Pizza, Inc.
3,400 1,445,952
eBay, Inc.
27,900 1,453,590
Fiat Chrysler Automobiles
NV
* 215,000 2,627,300
Gentex Corp.
57,000 1,467,750
Las Vegas Sands Corp.
30,100 1,404,466
LCI Industries
8,200 871,578
Lennar Corp., Class A
18,500 1,511,080
Lowe's Cos., Inc.
10,000 1,658,600
Tesla, Inc.
* 4,000 1,716,040
Tractor Supply Co.
11,000 1,576,740
20,801,441
Consumer Staples - 2.14%
Hormel Foods Corp.
35,000 1,711,150
Kroger Co. (The)
43,300 1,468,303
3,179,453
Energy - 5.10%
Cabot Oil & Gas Corp.
73,500 1,275,960
Canadian Natural
Resources, Ltd.
40,000 640,400
Cheniere Energy, Inc.
* 30,000 1,388,100
ConocoPhillips
37,000 1,215,080
HollyFrontier Corp.
31,600 622,836
Imperial Oil, Ltd.
+ 124,000 1,483,040
Suncor Energy, Inc.
78,000 953,940
7,579,356
Financials - 15.82%
Ally Financial, Inc.
40,000 1,002,800
Ameriprise Financial, Inc.
15,500 2,388,705
Bank of America Corp.
84,600 2,038,014
Charles Schwab Corp.
(The)
40,500 1,467,315
Huntington Bancshares, Inc.
135,600 1,243,452
M&T Bank Corp.
11,000 1,012,990
Industry Company Shares Value
Financials (continued)
MarketAxess Holdings, Inc.
3,000 $ 1,444,770
MetLife, Inc.
34,000 1,263,780
Morgan Stanley
30,000 1,450,500
MSCI, Inc.
3,800 1,355,764
People's United Financial,
Inc.
108,000 1,113,480
Prudential Financial, Inc.
22,000 1,397,440
RenaissanceRe Holdings,
Ltd.
10,000 1,697,400
Synchrony Financial
72,200 1,889,474
TD Ameritrade Holding
Corp.
33,500 1,311,525
UBS Group AG
+ 130,000 1,449,500
23,526,909
Health Care - 14.43%
10X Genomics, Inc.,
Class A
* 15,300 1,907,604
AbbVie, Inc.
16,000 1,401,440
Amneal Pharmaceuticals,
Inc.
*+ 145,000 562,600
Biogen, Inc.
* 5,900 1,673,712
Bristol-Myers Squibb Co.
25,000 1,507,250
DaVita, Inc.
* 19,300 1,653,045
Regeneron
Pharmaceuticals, Inc.
* 2,500 1,399,450
Repligen Corp.
* 10,700 1,578,678
Seattle Genetics, Inc.
* 8,200 1,604,658
Select Medical Holdings
Corp.
* 85,000 1,769,700
Teladoc Health, Inc.
*+ 7,300 1,600,452
Universal Health Services,
Inc., Class B
13,300 1,423,366
Vertex Pharmaceuticals,
Inc.
* 10,000 2,721,200
Zoetis, Inc.
4,000 661,480
21,464,635
Industrials - 10.05%
Delta Air Lines, Inc.
44,200 1,351,636
Evoqua Water Technologies
Corp.
* 74,000 1,570,280
Fastenal Co.
47,000 2,119,230
Illinois Tool Works, Inc.
8,000 1,545,680
Lockheed Martin Corp.
3,500 1,341,480
Masonite International
Corp.
* 21,000 2,066,400
Rollins, Inc.
+ 48,300 2,617,377
United Airlines Holdings,
Inc.
*+ 20,400 708,900

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
United Parcel Service, Inc.,
Class B
9,800 $ 1,632,974
14,953,957
Information Technology - 26.85%
Adobe, Inc.
* 3,300 1,618,419
Advanced Micro Devices,
Inc.
* 19,000 1,557,810
Apple, Inc.
39,600 4,586,076
Cadence Design Systems,
Inc.
* 24,800 2,644,424
Coupa Software, Inc.
* 9,000 2,468,160
Five9, Inc.
* 19,600 2,541,728
Genpact , Ltd.
39,200 1,526,840
Globant SA
* 8,700 1,559,214
HP, Inc.
86,700 1,646,433
HubSpot , Inc.
* 7,700 2,250,171
Micron Technology, Inc.
* 44,600 2,094,416
Microsoft Corp.
14,500 3,049,785
NortonLifeLock , Inc.
78,000 1,625,520
NVIDIA Corp.
4,000 2,164,880
Oracle Corp.
23,500 1,402,950
RingCentral, Inc., Class A
*+ 7,800 2,141,958
Seagate Technology PLC
26,400 1,300,728
Taiwan Semiconductor
Manufacturing Co., Ltd.,
ADR
19,000 1,540,330
Ultra Clean Holdings, Inc.
* 33,000 708,180
Zendesk , Inc.
* 14,600 1,502,632
39,930,654
Materials - 1.41%
CF Industries Holdings, Inc.
28,300 869,093
Kinross Gold Corp.
* 140,000 1,234,800
2,103,893
Real Estate - 3.35%
American Homes 4 Rent,
Class A
60,000 1,708,800
Crown Castle International
Corp.
8,300 1,381,950
Realty, Income Corp.
31,200 1,895,400
4,986,150
TOTAL COMMON STOCKS - 99.33% 147,738,785
(Cost $139,138,016)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 1.88%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 2,801,703
$ 2,801,703
TOTAL MONEY MARKET FUND - 1.88% 2,801,703
(Cost $2,801,703)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.16%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 1,723,341
1,723,341
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.16% 1,723,341
(Cost $1,723,341)
TOTAL INVESTMENTS - 102.37% $ 152,263,829
(Cost $143,663,060)
Liabilities in Excess of Other Assets - (2.37%) (3,526,976)
NET ASSETS - 100.00% $ 148,736,853
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
^ Rate disclosed as of September 30, 2020.
+ This security or a portion of the security is out on loan as of
September 30, 2020. Total loaned securities had a value of
$9,711,321 as of September 30, 2020.
ADR - American Depositary Receipt
PLC - Public Limited Company

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
3
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 147,738,785 $ – $ – $ 147,738,785
Money Market
Fund – 2,801,703 – 2,801,703
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 1,723,341 – 1,723,341
TOTAL
$147,738,785 $4,525,044 $– $152,263,829
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.